Other (Loss) Income	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other (Loss) Income
14.	Other (Loss) Income

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
TIL stock purchase warrants received (note 15)	6,839	—	—
Gain on sale of other assets	—	—	2,217
Volatile organic compound emission plant lease income	24	238	1,220
Impairment and loss on sale of marketable securities	(1,322)	(2,062)	(2,560)
Miscellaneous income (loss)	1,006	9,229	(511)
Loss on bond repurchases	(7,699)	(1,759)	—

Other (loss) income	(1,152)	5,646	366